Basic and diluted loss per share - Summary of Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 € / shares
Earnings per share [line items]
Loss attributable to equity holders of the Company | $	$ (25,985,704)		$ (8,027,162)		$ (4,313,914)
Weighted average number of ordinary shares outstanding	4,850,000		4,850,000		4,850,000
Basic and diluted loss per share | € / shares		€ (5.36)		€ (1.66)		€ (0.89)
Series A Preferred Shares [Member]
Earnings per share [line items]
Weighted Average Shares	5,242,850		5,242,850		5,242,850
Series B Preferred Shares [Member]
Earnings per share [line items]
Weighted Average Shares	7,650,147		3,003,391		0
Series C Preferred Shares [Member]
Earnings per share [line items]
Weighted Average Shares	5,826,279		0		0